UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  Agust 14, 2003

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $599,729

List of Other Included Managers:

No.  13F File Number   Name:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103        0 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100    17944 93948.0000SH      SOLE               26174.0000        67774.0000
ALLSTAR INNS INC COM           COM              019889104        0 17900.0000SH      SOLE                                 17900.0000
AMERCO COM                     COM              023586100      270 39150.0000SH      SOLE                                 39150.0000
AMERICAN EXPRESS CO            COM              025816109      439 10503.0000SH      SOLE                                 10503.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   150727 2079.0000SH       SOLE                 210.0000         1869.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    84102 34610.0000SH      SOLE                7970.0000        26640.0000
CAPITAL SOUTHWEST CORP COM     COM              140501107      368 6516.0000SH       SOLE                6515.0000            1.0000
CITIBANK WEST FSB-SCLP         COM              17306J202       13 12006.0000SH      SOLE                                 12006.0000
CITIGROUP                      COM              172967101      602 14066.0000SH      SOLE                                 14066.0000
COCA COLA CO                   COM              191216100     1858 40030.0000SH      SOLE                                 40030.0000
DOVER MOTORSPORTS INC COM      COM              260174107       52 12600.0000SH      SOLE               12600.0000
ELAN PLC ADR                   COM              284131208       56 10000.0000SH      SOLE                                 10000.0000
ETHAN ALLEN INTERIORS COM      COM              297602104     6501 184900.0000SH     SOLE               65000.0000        119900.000
FEDERAL HOME LN MTG CP         COM              313400301      203 4000.0000SH       SOLE                                  4000.0000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105      742 409975.0000SH     SOLE               36600.0000        373375.000
GATEWAY INC                    COM              367833100      657 180000.0000SH     SOLE              180000.0000
GENIUS PRODUCTS INC COM NEW    COM              460955107       11 10000.0000SH      SOLE                                 10000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      330 4126.0000SH       SOLE                                  4126.0000
GYRODYNE CO AMER INC COM       COM              403820103      243 12026.0000SH      SOLE                                 12026.0000
HOMEFED CORP                   COM              43739D208     7872 2862384.0000SH    SOLE             2046243.0000        816141.000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     4640 78503.0000SH      SOLE                                 78503.0000
INTEL CORP                     COM              458140100      438 21064.0000SH      SOLE                                 21064.0000
LEUCADIA NATL                  COM              527288104    87104 2346565.0000SH    SOLE              545200.0000        1801365.00
LUCENT TECHNOLOGIES INC        COM              549463107       41 20000.0000SH      SOLE                                 20000.0000
MARKEL CORP                    COM              570535104    59588 232765.0000SH     SOLE               16169.0000        216596.000
MERCK & CO INC COM             COM              589331107     1006 16611.0000SH      SOLE                                 16611.0000
MERCURY GENL CORP NEW          COM              589400100    51408 1126142.0000SH    SOLE               91000.0000        1035142.00
MERITOR SVGS BK PA COM         COM              590007100      132 43645.0000SH      SOLE                                 43645.0000
MICRON TECHNOLOGY INC          COM              595112103      233 20000.0000SH      SOLE                                 20000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448      368 8610.0000SH       SOLE                                  8610.0000
NIC INC                        COM              62914B100      147 50500.0000SH      SOLE                                 50500.0000
OXFORD HEALTH PLANS COM        COM              691471106     2522 60002.0000SH      SOLE               60000.0000            2.0000
PFIZER INC COM                 COM              717081103      282 8251.0000SH       SOLE                                  8251.0000
PLAINS ALL AM PIPELINE UNIT LP COM              726503105      220 7000.0000SH       SOLE                                  7000.0000
SAFETY INS GROUP INC COM (REST COM              78648T100    18221 1238649.0000SH    SOLE             1238649.0000
SYSTEMAX INC                   COM              871851101      127 37500.0000SH      SOLE                                 37500.0000
TJX COS INC NEW COM            COM              872540109      283 15000.0000SH      SOLE               15000.0000
WELLS FARGO & CO               COM              949746101     6774 134410.0000SH     SOLE                                 134410.000
WELLSFORD REAL PPTYS COM       COM              950240101      182 11820.0000SH      SOLE                                 11820.0000
WESCO FINL CORP COM            COM              950817106      531 1702.0000SH       SOLE                                  1702.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107     6320 16000.0000SH      SOLE                8500.0000         7500.0000
WHITE MTNS INS GROUP LTD (REST COM              G9618E107    29625 75000.0000SH      SOLE               75000.0000
WILTEL COMMUNICATIONS COM      COM              972487102    36198 2432638.0001SH    SOLE             2432638.0001
JZ EQUITY PARTNERS PLC ORD     COM              g8309p108     5631 3320000.0000SH    SOLE             2140000.0000        1180000.00
HOUSEHOLD CAP TR               PFD              44180s207      811    28800 SH       SOLE                                      28800
GLADSTONE CAPITAL CORP COM                      376535100    13147 641927.000SH      SOLE               233927.000        408000.000
CITIGROUP INC LITIGATION WT EX WT               172967127      760   745400 SH       SOLE                   739400              6000
TOKHEIM CORP SER C WT EXP 1020 WT               889073136        0    60000 SH       SOLE                                      60000